Columbia VP - Limited Duration Credit Fund
Summary of Columbia VP – Limited Duration Credit Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia VP - Limited Duration Credit Fund		Class 1	Class 2
Management fees		0.46%	0.46%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.13%	0.13%
Total annual fund operating expenses		0.59%	0.84%
Less: Fee waiver/expense reimbursement	[1]	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.53%	0.78%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.53% for Class 1 and 0.78% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Columbia VP - Limited Duration Credit Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	54	183	324	736
Class 2	80	262	461	1,036

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund targets an average portfolio duration within one year of the duration of the Barclays U.S. 1-5 Year Corporate Index which, as of March 31, 2012, was 2.78 years. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments including in emerging markets.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 1.48% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -1.65% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia VP - Limited Duration Credit Fund		1 year	Since inception	Inception Date
Class 1		2.38%	3.09%	May 07, 2010
Class 2		2.09%	2.79%	May 07, 2010
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees or expenses)	[1]	3.14%	3.76%	May 07, 2010
Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees or expenses)	[1]	3.04%	3.59%	May 07, 2010
[1]	Effective December 1, 2011, the Fund compares its performance to that of the Barclays U.S. 1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance.

VP - American Century Diversified Bond Fund
Summary of VP — American Century Diversified Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - American Century Diversified Bond Fund	Class 1	Class 2
Management fees	0.46%	0.46%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.59%	0.84%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - American Century Diversified Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	60	189	330	741
Class 2	86	268	467	1,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as swaps, including credit default swaps, forward contracts, futures contracts and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 3.22% (quarter ended September 30, 2011). • Lowest return for a calendar quarter was 0.29% (quarter ended March 31, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - American Century Diversified Bond Fund	1 year	Since Inception	Inception Date
Class 1	7.41%	6.40%	May 07, 2010
Class 2	7.10%	6.15%	May 07, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.65%	May 07, 2010

VP - American Century Growth Fund
Summary of VP — American Century Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - American Century Growth Fund	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VP - American Century Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	77	240	418	934
Class 2	102	319	553	1,229

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 10.44% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -14.92% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - American Century Growth Fund	1 year	Since Inception	Inception Date
Class 1	(0.62%)	7.45%	May 07, 2010
Class 2	(0.88%)	7.16%	May 07, 2010
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	2.64%	12.19%	May 07, 2010

VP - Columbia Wanger International Equities Fund
Summary of VP – Columbia Wanger International Equities Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Columbia Wanger International Equities Fund		Class 1	Class 2
Management fees		0.92%	0.92%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.21%	0.21%
Total annual fund operating expenses		1.13%	1.38%
Less: Fee waiver/expense reimbursement	[1]	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.00%	1.25%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Columbia Wanger International Equities Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	102	347	612	1,371
Class 2	128	425	745	1,654

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 1.92% (quarter ended March 31, 2011). • Lowest return for a calendar quarter was -17.93% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Columbia Wanger International Equities Fund	1 year	Since Inception	Inception Date
Class 1	(13.57%)	4.15%	May 07, 2010
Class 2	(13.77%)	3.95%	May 07, 2010
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index (reflects no deduction for fees or expenses)	(16.94%)	3.94%	May 07, 2010

VP - Columbia Wanger U.S. Equities Fund
Summary of VP – Columbia Wanger U.S. Equities Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Columbia Wanger U.S. Equities Fund		Class 1	Class 2
Management fees		0.86%	0.86%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.14%	0.14%
Total annual fund operating expenses		1.00%	1.25%
Less: Fee waiver/expense reimbursement	[1]	(0.04%)	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.96%	1.21%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.96% for Class 1 and 1.21% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Columbia Wanger U.S. Equities Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	98	315	549	1,226
Class 2	123	393	683	1,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 10.84% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -22.75% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Columbia Wanger U.S. Equities Fund	1 year	Since Inception	Inception Date
Class 1	(4.80%)	7.68%	May 07, 2010
Class 2	(5.06%)	7.39%	May 07, 2010
Russell 2000 Index (reflects no deduction for fees or expenses)	(4.18%)	9.38%	May 07, 2010

VP - DFA International Value Fund
Summary of VP – DFA International Value Fund (prior to November 16, 2011, known as Variable Portfolio – AllianceBernstein International Value Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - DFA International Value Fund		Class 1	Class 2
Management fees		0.84%	0.84%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.17%	0.17%
Total annual fund operating expenses		1.01%	1.26%
Less: Fee waiver/expense reimbursement	[1]	(0.10%)	(0.10%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.91%	1.16%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.91% for Class 1 and 1.16% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - DFA International Value Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	93	312	549	1,232
Class 2	118	390	683	1,519

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts.

The portfolio management team considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, the portfolio management team may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the portfolio management team uses for assessing value are subject to change from time to time. The portfolio management team, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. The portfolio management team may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

Under normal market conditions, the portfolio management team intends to invest at least 40% of the Funds assets in companies in three or more non-U.S. developed market countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 3.48% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -23.98% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - DFA International Value Fund		1 year	Since Inception	Inception Date
Class 1		(19.37%)	(5.21%)	May 07, 2010
Class 2		(19.55%)	(5.45%)	May 07, 2010
MSCI World ex-USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]	(11.69%)	2.54%	May 07, 2010
MSCI Europe, Australasia and Far East (EAFE) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]	(12.14%)	3.73%	May 07, 2010
[1]	On September 30, 2011, the MSCI World ex-USA Value Index (Net) replaced the MSCI EAFE Index (Net) as the Fund's benchmark index. The Fund's Investment Manager made this recommendation to the Fund's Board of Trustees because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. Thereafter, only the MSCI World ex-USA Value Index (Net) will be included.

VP - Eaton Vance Floating-Rate Income Fund
Summary of VP – Eaton Vance Floating-Rate Income Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Eaton Vance Floating-Rate Income Fund		Class 1	Class 2
Management fees		0.63%	0.63%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.16%	0.16%
Total annual fund operating expenses		0.79%	1.04%
Less: Fee waiver/expense reimbursement	[1]	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.72%	0.97%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.72% for Class 1 and 0.97% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Eaton Vance Floating-Rate Income Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	74	246	433	975
Class 2	99	324	568	1,269

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Fund’s subadviser to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Up to 25% of the Fund’s net assets may be invested in foreign investments.

In managing the Fund, the Fund’s subadviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of floating rate loans and other investments may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 3.25% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -2.55% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Eaton Vance Floating-Rate Income Fund	1 year	Since Inception		Inception Date
Class 1	2.60%	3.47%		May 07, 2010
Class 2	2.33%	2.74%		May 07, 2010
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees or expenses)	1.52%	3.15%	[1]	May 07, 2010
[1]	Fund data is from May 7, 2010. S&P/LSTA Leveraged Loan Index data is from April 30, 2010.

VP - Invesco International Growth Fund
Summary of VP – Invesco International Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Invesco International Growth Fund	Class 1	Class 2
Management fees	0.83%	0.83%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.16%	0.16%
Total annual fund operating expenses	0.99%	1.24%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Invesco International Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	101	315	547	1,216
Class 2	126	393	681	1,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategies may be unable to achieve their objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 6.58% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -17.94% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Invesco International Growth Fund	1 year	Since Inception	Inception Date
Class 1	(6.92%)	5.36%	May 07, 2010
Class 2	(7.12%)	5.10%	May 07, 2010
MSCI Europe, Australasia and Far East (EAFE) Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(12.11%)	5.12%	May 07, 2010

VP - J.P. Morgan Core Bond Fund
Summary of VP – J.P. Morgan Core Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - J.P. Morgan Core Bond Fund	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.60%	0.85%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - J.P. Morgan Core Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	61	192	335	753
Class 2	87	271	472	1,053

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 2.87% (quarter ended September 30, 2011). • Lowest return for a calendar quarter was 0.48% (quarter ended March 31, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - J.P. Morgan Core Bond Fund	1 year	Since Inception	Inception Date
Class 1	7.09%	6.68%	May 07, 2010
Class 2	6.76%	6.35%	May 07, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.65%	May 07, 2010

VP - Jennison Mid Cap Growth Fund
Summary of VP – Jennison Mid Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Jennison Mid Cap Growth Fund		Class 1	Class 2
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.13%	0.13%
Total annual fund operating expenses		0.88%	1.13%
Less: Fee waiver/expense reimbursement	[1]	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.82%	1.07%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.82% for Class 1 and 1.07% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Jennison Mid Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	84	275	483	1,083
Class 2	109	353	617	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included in the Index was $832 million to $22.7 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Capitalization Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 10.43% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -15.66% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Jennison Mid Cap Growth Fund	1 year	Since Inception	Inception Date
Class 1	2.02%	9.34%	May 07, 2010
Class 2	1.85%	9.06%	May 07, 2010
Russell Midcap Growth Index (reflects no deduction for fees or expenses)	(1.65%)	12.36%	May 07, 2010

VP - MFS Value Fund
Summary of VP – MFS Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - MFS Value Fund	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - MFS Value Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	77	240	418	935
Class 2	102	319	553	1,230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund’s assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 11.67% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -15.34% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - MFS Value Fund	1 year	Since Inception	Inception Date
Class 1	none	4.53%	May 07, 2010
Class 2	(0.28%)	4.30%	May 07, 2010
Russell 1000 Value Index (reflects no deduction for fees or expenses)	0.39%	8.00%	May 07, 2010

VP - Marsico Growth Fund
Summary of VP — Marsico Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Marsico Growth Fund	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.76%	1.01%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Marsico Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	78	243	423	946
Class 2	103	322	559	1,241

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments, including investments in emerging markets.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 10.97% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -16.84% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Marsico Growth Fund	1 year	Since Inception	Inception Date
Class 1	(2.32%)	10.42%	May 07, 2010
Class 2	(2.58%)	10.14%	May 07, 2010
S&P 500 Index (reflects no deductions for fees or expenses)	2.11%	10.08%	May 07, 2010

VP - Mondrian International Small Cap Fund
Summary of VP – Mondrian International Small Cap Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Mondrian International Small Cap Fund		Class 1	Class 2
Management fees		0.94%	0.94%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.17%	0.17%
Total annual fund operating expenses		1.11%	1.36%
Less: Fee waiver/expense reimbursement	[1]	(0.11%)	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.00%	1.25%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Mondrian International Small Cap Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	102	342	602	1,347
Class 2	127	420	735	1,631

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.

The Fund’s subadviser considers small cap companies to be those companies whose market capitalization falls within the range of companies in the MSCI World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $22.1 million to $5.22 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets.

The Fund may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategies may be unable to achieve their objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small Capitalization Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 5.07% (quarter ended June 30, 2011). • Lowest return for a calendar quarter was -18.44% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Mondrian International Small Cap Fund	1 year	Since Inception	Inception Date
Class 1	(8.75%)	8.66%	May 07, 2010
Class 2	(8.83%)	8.38%	May 07, 2010
MSCI World Ex-U.S. Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(15.81%)	4.95%	May 07, 2010

VP - Morgan Stanley Global Real Estate Fund
Summary of VP – Morgan Stanley Global Real Estate Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Morgan Stanley Global Real Estate Fund		Class 1	Class 2
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.16%	0.16%
Total annual fund operating expenses		1.01%	1.26%
Less: Fee waiver/expense reimbursement	[1]	(0.12%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.89%	1.14%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.89% for Class 1 and 1.14% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Morgan Stanley Global Real Estate Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	91	310	547	1,230
Class 2	116	388	681	1,517

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Industry Risk. Because of the Fund’s ability to invest in REITs, REOCs and foreign real estate investment companies, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 7.49% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -20.22% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Morgan Stanley Global Real Estate Fund	1 year	Since Inception	Inception Date
Class 1	(9.51%)	3.73%	May 07, 2010
Class 2	(9.62%)	3.49%	May 07, 2010
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	(5.82%)	8.72%	May 07, 2010

VP - NFJ Dividend Value Fund
Summary of VP – NFJ Dividend Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - NFJ Dividend Value Fund	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - NFJ Dividend Value Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	77	240	418	934
Class 2	102	319	553	1,229

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 12.17% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -14.11% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - NFJ Dividend Value Fund	1 year	Since Inception	Inception Date
Class 1	3.55%	9.74%	May 07, 2010
Class 2	3.29%	9.46%	May 07, 2010
Russell 1000 Value Index (reflects no deduction for fees or expenses)	0.39%	8.00%	May 07, 2010

VP - Nuveen Winslow Large Cap Growth Fund
Summary of VP – Nuveen Winslow Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Nuveen Winslow Large Cap Growth Fund	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Nuveen Winslow Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	77	240	418	935
Class 2	102	319	554	1,230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

The portfolio managers’ fundamental, bottom-up investment process centers on identifying growth companies. Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company’s market capitalization falls below its definition of large capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 9.44% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -15.40% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Nuveen Winslow Large Cap Growth Fund	1 year	Since Inception	Inception Date
Class 1	(0.09%)	8.31%	May 07, 2010
Class 2	(0.35%)	8.02%	May 07, 2010
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	2.64%	12.19%	May 07, 2010

VP - Partners Small Cap Growth Fund
Summary of VP – Partners Small Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Partners Small Cap Growth Fund		Class 1	Class 2
Management fees		0.87%	0.87%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.16%	0.16%
Total annual fund operating expenses		1.03%	1.28%
Less: Fee waiver/expense reimbursement	[1]	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.97%	1.22%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.97% for Class 1 and 1.22% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Partners Small Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	99	322	564	1,259
Class 2	124	400	697	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index. The market capitalization range of the companies included in the Russell 2000® Growth Index was $27 million to $3.62 billion as of March 31, 2012. Up to 25% of the Fund’s net assets may be invested in foreign investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Capitalization Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 13.51% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -19.67% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Partners Small Cap Growth Fund	1 year	Since Inception	Inception Date
Class 1	(0.25%)	10.20%	May 07, 2010
Class 2	(0.60%)	9.86%	May 07, 2010
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	(2.91%)	12.91%	May 07, 2010

VP - PIMCO Mortgage-Backed Securities Fund
Summary of VP – PIMCO Mortgage-Backed Securities Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with total return through current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - PIMCO Mortgage-Backed Securities Fund	Class 1	Class 2
Management fees	0.48%	0.48%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.63%	0.88%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VP - PIMCO Mortgage-Backed Securities Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	64	200	349	784
Class 2	89	279	486	1,083

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,618% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 2.13% (quarter ended June 30, 2011). • Lowest return for a calendar quarter was 0.29% (quarter ended March 31, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - PIMCO Mortgage-Backed Securities Fund	1 year	Since Inception	Inception Date
Class 1	5.53%	5.61%	May 07, 2010
Class 2	5.20%	5.35%	May 07, 2010
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	6.23%	5.41%	May 07, 2010

VP - Pyramis International Equity Fund
Summary of VP — Pyramis ®International Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Pyramis International Equity Fund		Class 1	Class 2
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.17%	0.17%
Total annual fund operating expenses		1.02%	1.27%
Less: Fee waiver/expense reimbursement	[1]	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.00%	1.25%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Pyramis International Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	102	323	562	1,251
Class 2	127	401	696	1,537

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $69 million to $207.4 billion as of March 31, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 4.52% (quarter ended December 31, 2011). • Lowest return for a calendar quarter was -21.03% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Pyramis International Equity Fund	1 year	Since Inception	Inception Date
Class 1	(12.59%)	0.92%	May 07, 2010
Class 2	(12.87%)	0.60%	May 07, 2010
MSCI Europe, Australasia and Far East (EAFE) Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(12.14%)	3.73%	May 07, 2010

VP - Wells Fargo Short Duration Government Fund
Summary of VP — Wells Fargo Short Duration Government Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with current income consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Wells Fargo Short Duration Government Fund	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.60%	0.85%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VP - Wells Fargo Short Duration Government Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	61	192	335	753
Class 2	87	271	472	1,053

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 529% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within nongovernment mortgage and asset-backed securities.

In pursuit of the Fund’s objective, the Fund’s subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund’s investment strategy, the Fund’s subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund’s subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollarweighted average effective duration is less than that of a 3-year U.S. Treasury note.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the period shown: • Highest return for a calendar quarter was 0.79% (quarter ended June 30, 2011). • Lowest return for a calendar quarter was 0.39% (quarter ended December 31, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns VP - Wells Fargo Short Duration Government Fund	1 year	Since Inception	Inception Date
Class 1	2.41%	2.49%	May 07, 2010
Class 2	2.18%	2.23%	May 07, 2010
Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees or expenses)	1.56%	1.66%	May 07, 2010